Reinhart International PMV Fund

Schedule of Investments
August 31, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 92.3%
Canada - 15.3%
Boyd Group Services	200	$27,563
CCL Industries	400	19,620
Constellation Software	17	25,591
Dollarama	300	18,269
Element Fleet Management	2,000	25,187
		116,230
Cayman Islands - 7.3%
China Feihe	20,000	16,553
JD Logistics *	12,000	25,606
NetEase - ADR	150	13,277
		55,436
France - 11.1%
Capgemini SE	200	34,556
Edenred	600	30,348
La Francaise des Jeux SAEM	600	19,460
		84,364
Germany - 1.5%
Synlab AG	800	11,728
Ireland - 2.4%
Bank of Ireland Group plc	3,000	18,485
Italy - 2.6%
Buzzi Unicem SpA	1,200	20,071
Japan - 4.8%
Hoya	200	20,395
Mercari *	1,000	16,105
		36,500
Korea - 2.5%
Coway	400	18,978
Mexico - 2.4%
Bolsa Mexicana de Valores SAB de CV	10,000	18,013
Netherlands - 1.9%
Euronext NV	200	14,781
Norway - 1.6%
Adevinta ASA *	1,500	12,136
Portugal - 4.4%
Jeronimo Martins SGPS SA	1,500	33,258
Spain - 1.6%
Aena SME SA *	100	12,282
Sweden - 2.2%
Svenska Handelsbanken AB	2,000	16,380
Taiwan - 3.3%
Taiwan Semiconductor Manufacturing - ADR	300	25,005
United Kingdom - 16.1%
B&M European Value Retail SA	4,500	19,297
Compass Group plc	1,000	21,511
Countryside Partnerships plc *	4,100	11,482
London Stock Exchange Group plc	300	28,140
Nomad Foods *	700	12,383
Royal Mail plc	4,000	12,763
The UNITE Group plc - REIT	1,400	17,069
		122,645
United States - 8.8%
Booking Holdings *	10	18,758
Cushman & Wakefield plc *	1,800	26,928
Euronet Worldwide *	240	21,278
		66,964
Vietnam - 2.5%
Vietnam Dairy Products JSC	5,900	18,980
Total Common Stocks
(Cost $747,210)		702,236

SHORT-TERM INVESTMENT - 7.4%
First American Treasury Obligations Fund, Class X, 2.14% ^
(Cost $56,213)	56,213	56,213

Total Investments - 99.7%
(Cost $803,423)		758,449
Other Assets and Liabilities, Net - 0.3%		2,150
Total Net Assets - 100.0%		$760,599

* Non-income producing security.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
^ The rate shown is the annualized seven-day effective yield as of August 31, 2022.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

At August 31, 2022, the sector diversification for the Fund was as follows:

Sector	Net Assets
Consumer Discretionary	24.1%
Information Technology	19.4%
Financials	16.2%
Consumer Staples	10.7%
Industrials	9.3%
Real Estate	5.8%
Health Care	4.2%
Materials	2.6%
Short-Term Investment	7.4%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$251,873	$450,363	$-	$702,236
Short-Term Investment	56,213	-	-	56,213
Total Investments	$308,086	$450,363	$-	$758,449

Refer to Schedule of Investments for further information on the classification of investments.